UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21242
Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
March 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 105.7% (64.7% of Total Investments)

	Capital Markets – 11.2%

725	BNY Capital Trust V, Series F	5.950%	Aa3	$15,551
560,800	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	12,214,223
22,100	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	548,080
5,800	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	117,160
11,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	228,599
12,000	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	232,320
357,800	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	6,368,840
70,800	Merrill Lynch Preferred Capital Trust III	7.000%	A2	1,441,488
21,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	451,348
88,000	Merrill Lynch Preferred Capital Trust V	7.280%	A2	1,883,200
176,623	Morgan Stanley Capital Trust III	6.250%	A1	3,580,148
1,400	Morgan Stanley Capital Trust IV	6.250%	A1	28,154
21,100	Morgan Stanley Capital Trust V	5.750%	A+	404,065
60,400	Morgan Stanley Capital Trust VI	6.600%	A1	1,298,600
27,218	Morgan Stanley Capital Trust VII	6.600%	A1	582,465

	Total Capital Markets			29,394,241

	Commercial Banks – 17.8%

38,300	ASBC Capital I	7.625%	A3	953,670
3,600	BAC Capital Trust IV	5.875%	Aa2	76,752
37,500	BAC Capital Trust V	6.000%	Aa3	796,875
12,200	BAC Capital Trust VIII	6.000%	Aa2	257,908
17,612	Banco Santander Finance, 144A	6.500%	A	374,255
205,684	Banco Santander Finance, 144A	6.800%	Aa3	4,576,469
25,800	BancorpSouth Capital Trust I	8.150%	Baa1	641,646
246,100	Banesto Holdings, Series A, 144A	10.500%	A1	7,790,615
22,200	Bank One Capital Trust VI	7.200%	Aa3	549,006
23,700	Capital One Capital II Corporation	7.500%	Baa1	466,890
39,500	Citizens Funding Trust I	7.500%	Baa1	679,400
44,500	Cobank ABC, 144A	7.000%	A	1,991,598
349,600	Fifth Third Capital Trust VI	7.250%	A1	7,603,800
35,816	Fleet Capital Trust VIII	7.200%	Aa2	859,584
141,500	HSBC Finance Corporation	6.875%	AA-	3,411,565
167,655	KeyCorp Capital Trust IX	6.750%	A3	3,351,423
10,000	M&T Capital Trust IV	8.500%	A3	252,650
245,800	National City Capital Trust II	6.625%	BBB+	4,154,020
34,651	PNC Capital Trust	6.125%	A2	753,659
104,465	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,306,587
2,700	USB Capital Trust XI	6.600%	Aa3	61,533
15,760	VNB Capital Trust I	7.750%	A3	394,000
51,000	Wells Fargo Capital Trust V	7.000%	Aa2	1,227,570
47,944	Wells Fargo Capital Trust VII	5.850%	Aa2	1,044,700
4,000	Wells Fargo Capital Trust IX	5.625%	Aa2	86,160
78,100	Zions Capital Trust B	8.000%	BBB-	1,922,822

	Total Commercial Banks			46,585,157

	Computers & Peripherals – 0.0%

2,804	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	70,100

	Diversified Financial Services – 14.1%

59,100	Allied Capital Corporation	6.875%	BBB+	1,057,890
333,315	BAC Capital Trust XII	6.875%	Aa3	7,886,233
10,000	Citigroup Capital XIV	6.875%	A1	222,500
39,729	Citigroup Capital XV	6.500%	A1	828,747
304,900	Citigroup Capital XX	7.875%	Aa3	7,565,331
55,000	Citigroup Inc., Series M	8.125%	A	1,323,438
108,000	General Electric Capital Corporation	6.050%	AAA	2,742,120
492,300	ING Groep N.V.	7.200%	A1	11,854,583
139,500	ING Groep N.V.	7.050%	A	3,271,275
11,000	ING Groep N.V.	6.125%	A1	231,990

	Total Diversified Financial Services			36,984,107

	Diversified Telecommunication Services – 1.9%

168,200	AT&T Inc.	6.375%	A	4,201,636
3,300	BellSouth Capital Funding (CORTS)	7.100%	A	74,766
4,600	BellSouth Corporation (CORTS)	7.000%	A	103,788
26,600	Verizon Communications (CORTS)	7.625%	A	667,128

	Total Diversified Telecommunication Services			5,047,318

	Electric Utilities – 5.1%

53,800	Entergy Louisiana LLC	7.600%	A-	1,356,836
202,047	Entergy Mississippi Inc.	7.250%	A-	5,063,298
47,900	FPL Group Capital Inc.	7.450%	A3	1,237,257
23,800	FPL Group Capital Inc.	6.600%	A3	597,618
3,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	79,310
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	764,697
34,400	PPL Energy Supply LLC	7.000%	BBB	866,536
8,700	Virginia Power Capital Trust	7.375%	BBB	218,979
131,500	Xcel Energy Inc.	7.600%	Baa2	3,269,419

	Total Electric Utilities			13,453,950

	Food Products – 0.4%

11,000	Dairy Farmers of America Inc., 144A	7.875%	BBB-	942,563

	Insurance – 19.9%

194,400	Ace Ltd., Series C	7.800%	BBB	4,809,456
15,686	Aegon N.V.	6.875%	A-	353,092
409,638	Aegon N.V.	6.375%	A-	8,315,650
41,700	AMBAC Financial Group Inc.	5.950%	AA	563,367
142,500	American International Group	7.700%	Aa3	3,551,100
195,649	Arch Capital Group Limited	8.000%	BBB-	4,992,962
54,100	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	1,130,690
139,400	Delphi Financial Group, Inc.	8.000%	BBB+	3,207,594
92,100	Delphi Financial Group, Inc.	7.376%	BBB-	1,750,821
110,367	EverestRe Capital Trust II	6.200%	Baa1	2,213,962
146,200	Financial Security Assurance Holdings	6.250%	AA	3,127,218
174,900	PartnerRe Limited, Series C	6.750%	BBB+	3,973,728
3,100	PartnerRe Limited, Series D	6.500%	BBB+	70,525
57,100	PLC Capital Trust III	7.500%	BBB+	1,365,261
46,400	PLC Capital Trust IV	7.250%	BBB+	1,096,432
3,900	PLC Capital Trust V	6.125%	BBB+	78,000
331,600	Protective Life Corporation	7.250%	BBB	7,938,503
80,844	Prudential PLC	6.750%	A	1,920,045
3,300	RenaissanceRe Holdings Limited	6.600%	BBB	68,145
73,466	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,602,293

	Total Insurance			52,128,844

	Media – 6.0%

75,000	CBS Corporation	6.750%	BBB	1,656,750
258,000	Comcast Corporation	7.000%	BBB+	6,339,060
25,400	Comcast Corporation	7.000%	BBB+	598,170
44,700	Comcast Corporation	6.625%	BBB+	1,012,902
259,800	Viacom Inc.	6.850%	BBB	6,045,546

	Total Media			15,652,428

	Oil, Gas & Consumable Fuels – 1.8%

195,200	Nexen Inc.	7.350%	Baa3	4,682,850

	Pharmaceuticals – 0.1%

8,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	195,048
4,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	118,800

	Total Pharmaceuticals			313,848

	Real Estate/Mortgage – 22.5%

10,700	AvalonBay Communities, Inc., Series H	8.700%	BBB	272,636
29,400	BRE Properties, Series C	6.750%	BBB-	628,572
8,229	BRE Properties, Series D	6.750%	BBB-	175,813
171,200	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	4,108,800
32,000	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	685,760
112,900	Duke Realty Corporation, Series L	6.600%	BBB	2,493,961
136,700	Duke Realty Corporation, Series N	7.250%	BBB	3,172,807
149,600	Duke-Weeks Realty Corporation	6.950%	BBB	3,361,512
144,800	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	2,990,120
145,429	HRPT Properties Trust, Series B	8.750%	BBB-	3,484,479
131,111	HRPT Properties Trust, Series C	7.125%	BBB-	2,517,331
186,200	Kimco Realty Corporation, Series G	7.750%	BBB+	4,436,215
14,500	Prologis Trust, Series G	6.750%	BBB	340,025
115,800	PS Business Parks, Inc., Series L	7.600%	BBB-	2,658,189
155,600	PS Business Parks, Inc.	7.000%	BBB-	3,398,304
13,300	PS Business Parks, Inc.	6.700%	BBB-	266,133
16,500	Public Storage, Inc., Series F	6.450%	BBB+	335,775
194,262	Public Storage, Inc., Series K	7.250%	BBB+	4,602,067
32,500	Public Storage, Inc., Series M	6.625%	BBB+	676,325
15,000	Public Storage, Inc., Series V	7.500%	BBB+	362,550
77,300	Public Storage, Inc., Series Y	6.850%	BBB+	1,741,669
115,500	Public Storage, Inc.	6.750%	BBB+	2,512,125
5,900	Realty Income Corporation	7.375%	BBB-	140,184
53,800	Realty Income Corporation, Series E	6.750%	BBB-	1,135,718
30,972	Regency Centers Corporation	7.450%	BBB	715,143
76,000	Regency Centers Corporation	7.250%	BBB-	1,713,800
9,000	Regency Centers Corporation	6.700%	BBB-	195,930
59,800	United Dominion Realty Trust	6.750%	BBB-	1,412,177
61,800	Vornado Realty Trust, Series G	6.625%	BBB-	1,288,530
7,500	Vornado Realty Trust, Series I	6.625%	BBB-	159,375
262,800	Wachovia Preferred Funding Corporation	7.250%	A2	6,223,104
39,900	Weingarten Realty Trust, Series E	6.950%	A-	907,725

	Total Real Estate/Mortgage			59,112,854

	Thrifts & Mortgage Finance – 2.4%

182,336	Countrywide Capital Trust IV	6.750%	BBB-	3,103,359
180,583	Countrywide Capital Trust V	7.000%	BBB-	3,015,736
3,300	Harris Preferred Capital Corporation, Series A	7.375%	A1	77,814

	Total Thrifts & Mortgage Finance			6,196,909

	U.S. Agency – 1.0%

15,900	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA-	303,690
13,200	Federal Home Loan Mortgage Corporation	6.550%	AA-	296,340
43,500	Federal National Mortgage Association	0.000%	AA-	1,971,094

	Total U.S. Agency			2,571,124

	Wireless Telecommunication Services – 1.5%

157,500	United States Cellular Corporation	8.750%	A-	3,939,077

	Total $25 Par (or similar) Preferred Securities (cost $306,052,345)			277,075,370

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.6% (0.4% of Total Investments)

	Commercial Banks – 0.6%

$2,000	Credit Agricole SA	6.637%	5/29/49	Aa3	$1,551,734

$2,000	Total Corporate Bonds (cost $1,944,011)				1,551,734

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Capital Preferred Securities – 47.8% (29.2% of Total Investments)

		Capital Markets – 7.5%

250		C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$230,583
3,250		C.A. Preferred Funding Trust	7.000%	1/30/49	A1	2,997,290
4,300		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	3,810,583
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A1	8,743,656
3,000		Mizuho JGB Investment	9.870%	6/30/48	A1	3,012,648
700		MUFG Capital Finance	4.850%	7/25/56	BBB+	783,842

		Total Capital Markets				19,578,602

		Commercial Banks – 22.2%

1,500		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,495,919
1,800		Abbey National Capital Trust I	8.963%	6/30/50	A+	2,135,885
1,900		AgFirst Farm Credit Bank	7.300%	12/15/53	A-	1,783,152
6,200		Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,487,525
500		Barclays Bank PLC	7.434%	12/15/57	Aa3	452,793
1,900		BBVA International Unipersonal	5.919%	10/18/49	A1	1,502,353
5,000		Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	3,578,970
3,000		CBG Florida REIT Corporation	7.114%	11/15/49	BB+	1,703,502
900		DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	905,199
3,400		Den Norske Bank, 144A	7.729%	6/29/49	Aa3	3,426,938
1,000		First Empire Capital Trust I	8.234%	2/01/27	A3	1,021,605
500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	391,880
1,600		HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	1,121,816
3,600		HBOS PLC, Series 144A	6.413%	4/01/49	A1	2,585,074
1,000		HBOS PLC, Series 144A	6.657%	11/21/57	A1	716,292
1,430		HSBC USA Capital Trust II, 144A	8.380%	5/15/27	A	1,472,754
1,000		HT1 Funding, GmbH	6.352%	6/30/57	A-	1,143,031
2,500		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	2,706,863
1,000		Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	956,420
2,000		Mizuho Financial Group	8.375%	4/27/49	Aa3	1,993,100
2,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	1,491,892
3,000		PNC Preferred Funding Trust III (3)	8.700%	3/15/58	A-	2,895,000
1,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa1	702,462
1,500		Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	1,293,840
3,300		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	2,384,250
1,500		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	1,309,571
2,660		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	2,678,631
—	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	7,818,125

		Total Commercial Banks				58,154,842

		Diversified Financial Services – 3.1%

1,300		Fulton Capital Trust I	6.290%	2/01/36	A3	941,330
6,000		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	5,542,716
1,800		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,701,000

		Total Diversified Financial Services				8,185,046

		Diversified Telecommunication Services – 1.9%

5		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	4,972,342

		Insurance – 10.3%

3,450		Ace Capital Trust II	9.700%	4/01/30	Baa1	3,874,654
3,500		AXA SA, 144A	6.463%	12/14/49	BBB+	2,814,203
1,850		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	1,675,070
1,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	845,216
1,000		MetLife Capital Trust IV	0.000%	12/15/67	BBB+	911,750
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	369,887
600		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	500,745
2,400		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	2,099,158
4,500		Progressive Corporation	6.700%	6/15/37	A2	4,014,401
500		Prudential PLC	6.500%	6/29/49	A	420,086
6,000		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	5,444,598
3,000		XL Capital, Limited	6.500%	10/15/57	BBB	2,252,154
2,000		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	1,807,860

		Total Insurance				27,029,782

		Road & Rail – 0.9%

2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	2,536,267

		Thrifts & Mortgage Finance – 1.9%

5,600		Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	3,559,287
2,400		Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	1,297,798

		Total Thrifts & Mortgage Finance				4,857,085

		Total Capital Preferred Securities (cost $145,600,891)				125,313,966

Shares	Description (1)	Value

	Investment Companies – 6.1% (3.7% of Total Investments)

97,685	Blackrock Preferred and Corporate Income Strategies Fund	$1,451,599
230,226	Blackrock Preferred Income Strategies Fund	3,497,133
46,226	Blackrock Preferred Opportunity Trust	761,342
241,169	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	3,578,948
158,064	Flaherty and Crumrine/Claymore Total Return Fund Inc.	2,480,024
19,342	John Hancock Preferred Income Fund	364,403
24,126	John Hancock Preferred Income Fund II	458,394
188,671	John Hancock Preferred Income Fund III	3,248,915

	Total Investment Companies (cost $20,757,565)	15,840,758

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	U.S. Government and Agency Obligations – 0.6% (0.3% of Total Investments)

$500	United States of America Treasury Notes (5)	3.625%	10/31/09	$515,782
1,000	United States of America Treasury Notes (5)	3.125%	11/30/09	1,024,610

$1,500	Total U.S. Government and Agency Obligations (cost $1,517,333)			1,540,392

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 2.7% (1.7% of Total Investments)

$7,181	Repurchase Agreement with Fixed Income Clearing Corporation, date 3/31/08, repurchase price $7,181,375, collateralized by $4,970,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $7,330,750	1.100%	4/01/08	$7,181,156

	Total Short-Term Investments (cost $7,181,156)			7,181,156

	Total Investments (cost $483,053,301) – 163.5%			428,503,376

	Other Assets Less Liabilities – (0.2)%			(360,087)

	FundPreferred Shares, at Liquidation Value – (63.3)% (6)			(166,000,000)

	Net Assets Applicable to Common Shares – 100%			$262,143,289

Interest Rate Swaps outstanding at March 31, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.815%	Monthly	2/06/10	$(1,171,444)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Principal Amount (000)/Shares rounds to less than $1,000.

(5)	Portion of investment, with an aggregate market value of $1,267,792, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(6)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (38.7)%.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$271,015,980	$154,592,396	$2,895,000	$428,503,376
Derivatives*	-	(1,171,444)	-	(1,171,444)

Total	$271,015,980	$153,420,952	$2,895,000	$427,331,932

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$-
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	(105,000)
Net purchases at cost (sales at proceeds)	3,000,000
Net discounts (premiums)	-
Net transfers in to (out of) at end of period fair value	-

Balance as of March 31, 2008	$2,895,000

Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $483,355,524.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,454,958
Depreciation	(57,307,106)

Net unrealized appreciation (depreciation) of investments	$(54,852,148)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.